Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 15, 2025	Aug. 05, 2025	Feb. 19, 2025	Feb. 06, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 16, 2021
Ordinary shares, par value	$ 0.001			$ 0.001		$ 0.001		$ 0.0001
Ordinary shares, shares authorized	450,000,000					450,000,000
Common stock, shares issued	2,076,974					1,806,000
Common stock, shares outstanding	2,076,974					1,806,000
Preferred stock, shares authorized	50,000,000	50,000,000				50,000,000
Preferred stock, par value		$ 0.001						$ 0.0001
Preferred stock, shares issued						0	0
Preferred stock, shares outstanding						0	0
Series A Preferred Stock [Member]
Preferred stock, shares authorized	200,000		10,000,000	2,000,000		200,000
Preferred stock, par value	$ 0.001		$ 0.0001	$ 0.0001	$ 0.001	$ 0.001
Preferred stock, shares issued	200,000
Preferred stock, shares outstanding	200,000
Series B Preferred Stock [Member]
Preferred stock, shares authorized	1,000,000					1,000,000
Preferred stock, par value	$ 0.001		$ 0.001			$ 0.001
Preferred stock, shares issued	1,000,000
Preferred stock, shares outstanding	1,000,000